SEGMENT INFORMATION (Tables)	12 Months Ended
Dec. 31, 2022
Segment Information
Schedule of geographic distribution

	Year ended December 31, 2022	Year ended December 31, 2021	Year ended December 31, 2020
	$	$	$
Canada
Bus sales	7,429	10,925	12,447
Spare part sales	4,516	2,504	2,258
Truck sales	982	—	—
Shuttle sales	484	—	162
United States
Bus sales	4,270	27,272	3,800
Spare part sales	667	197	178
Operating lease revenue	127	810	709
Total	18,475	41,708	19,554